Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Reconciliation Between For Operating Lease Commitments And Lease Liabilities

RMB million
Operating lease commitments as at 31 December 2018	2,474
Less: short-term leases, those leases with a remaining lease term less than 12 months from the date of initial application and leases of low-value assets	(132)
impact of discounting at the incremental borrowing rate as at 1 January 2019	(157)

Lease liabilities as at 1 January 2019	2,185

Estimated Useful Lives for Depreciation Purposes of Property, Plant and Equipment

Estimated useful lives
Buildings	15 to 35 years
Office equipment, furniture and fixtures	3 to 11 years
Motor vehicles	4 to 8 years
Leasehold improvements	Over the shorter of the remaining term of the lease and the useful lives